Time Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Time Deposits
2026	$ 161,364
2027	17,512
2028	2,440
2029	330
2030	39
Thereafter	46
Time deposits	$ 181,731